[ING LOGO]
AMERICAS
US Legal Services

Nicole L. Molleur
Paralegal
(860) 723-2256
Fax: (860) 723-2215
nicole.molleur@us.ing.com

August 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: AFT Choice Plus File Nos.: 333-105479 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 ("Amendment No. 4") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 4 which was declared effective on August 2, 2004. The text of Amendment No. 4 was filed electronically on July 28, 2004.

If you have any questions regarding this submission, please call the undersigned at 860-723-2256.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation